Feb. 27, 2015
Cavalier High Income Fund
STARBOARD INVESTMENT TRUST

Cavalier Funds
(formerly, the RiskX Funds)
Cavalier Dividend Income Fund (formerly, the Rx Dividend Income Fund)	Cavalier Multi Strategist Fund (formerly, the Rx Premier Managers Fund)
Cavalier Dynamic Growth Fund (formerly, the Rx Dynamic Growth Fund)	Cavalier Non Traditional Fund (formerly, the Rx Non Traditional Fund)
Cavalier Dynamic Total Return Fund (formerly, the Rx Dynamic Total Return Fund)	Cavalier Tactical Allocation Fund (formerly, the Rx Tactical Rotation Fund)
Cavalier Fundamental Growth Fund (formerly, the Rx Fundamental Growth Fund)	Cavalier Traditional Equity Fund (formerly, the Rx Traditional Equity Fund)
Cavalier High Income Fund (formerly, the Rx High Income Fund)	Cavalier Traditional Fixed Income Fund (formerly, the Rx Traditional Fixed Income Fund)

Supplement to the Prospectus and
Statement of Additional Information

August 4, 2015
This supplement to the Prospectus and Statement of Additional Information, each dated February 27, 2015 as supplemented on May 14, 2015, for the Cavalier Funds (formerly, the RiskX Funds) (each, a "Fund" and together, the "Funds"), all series of the Starboard Investment Trust (the "Trust"), updates the information described below.  For further information, please contact the Funds toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectuses and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.
On July 22, 2015, FolioMetrix LLC ("FolioMetrix"), the investment adviser to the Funds, confirmed to the Board of Trustees of the Trust that there had been a previously undisclosed, inadvertent change in control of its parent company, FolioMetrix Holdings, LLC ("FolioMetrix Holdings").  This transaction, which took place on May 8, 2015, has resulted in an indirect change in control of FolioMetrix.  The transaction involving FolioMetrix Holdings resulted in an "assignment," as that term is defined by the Investment Company Act of 1940 (the "1940 Act"), of the following agreements: (i) the Investment Advisory Agreement between FolioMetrix and the Trust on behalf of the Funds (the "Previous Advisory Agreement"); and (ii) the Investment Sub-Advisory Agreement, between FolioMetrix and (a) Forward Management, LLC on behalf of the Rx Dividend Income Fund and (b) Navellier & Associates, Inc. on behalf of the Rx Fundamental Growth Fund.  Accordingly, under the 1940 Act, the assignment of these agreements has resulted in the termination of these agreements, effective May 8, 2015.
The Board has determined that it is in the best interests of each Fund and its shareholders for each Fund to continue operating and approved an Interim Investment Advisory Agreement (the "Interim Advisory Agreement") with Compass Capital Corporation ("Compass Capital"), an investment advisory firm registered with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended.  The Interim Advisory Agreement became effective on August 1, 2015.  References to FolioMetrix in the Funds' prospectus should be disregarded.
Compass Capital is located at 50 Baintree Hill Office Park, Suite 105, Baintree, Massachusetts 02184-8734, provides day to day management of the Fund's investment portfolio pursuant to the Interim Advisory Agreement and earns a management fee with regard to each Fund as described below.
Compass Capital is owned by Compass Holding Group Inc. and is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940, but has no operating history managing registered investment companies. The investment professionals of Compass Capital are responsible for developing, recommending and implementing the investment strategy of each Fund. The investment professionals of Compass Capital have significant experience managing individual investment portfolios. The team also has extensive knowledge of the managerial, operational and regulatory requirements of publicly registered investment companies. Compass Capital relies on its parent for certain investment, finance, accounting, legal and administrative services. Compass Capital is deemed to be controlled by Scott Chaisson, as majority shareholder of Compass Holding group Inc. and Tim Shanahan as President of Compass Capital Corporation.
Portfolio Managers
Scott Chaisson
Co-Portfolio Manager
Scott S. Chaisson is the Chairman and CEO of Compass Holdings Group in Braintree Massachusetts, a position he has held since July 2015. Mr. Chaisson shares primary responsibility for management of each Fund's investment portfolio and has served in this capacity since August 2015.  Compass Holdings Group consists of a Registered Investment Advisor (Compass Capital Corp) managing over $175 million and an Institutional Broker-Dealer (Compass Securities Corp) with over 35 advisors. Mr. Chaisson is a 22 year veteran of the investment industry holding several senior executive positions at Smith Barney, Bank of America and, most recently, President of Capital Guardian LLC, a boutique wealth and asset management firm.  In addition, Mr. Chaisson spent over 10 years as an army infantry officer serving in posts both domestically and overseas. Mr. Chaisson received a Bachelor of Science in Engineering from the U.S. Military Academy at West Point and a Masters of Business Administration and Entrepreneurship from DePaul University in Chicago Illinois.

Tim Shanahan
Co-Portfolio Manager
Tim Shanahan, CFP and Chief Investment Officer of Compass Capital, a position he has held since 1984.  Mr. Shanahan shares primary responsibility for management of each Fund's investment portfolio and has served in this capacity since August 2015. Mr. Shanahan is a 36 year industry veteran advising high net worth individuals, corporate executives, retirement plans, and companies. Tim served as past President and Chairman of the Greater Boston Society of the Institute of Certified Financial Planners. He is a founding principal of the Compass Institute for Professional Education & Development (CIPED) which provides continuing education programs to financial advisors. He serves as a securities industry arbitrator with the Financial Industry Regulatory Authority (FINRA) Dispute Resolution Inc. Prior to founding Compass Capital, Mr. Shanahan was president of Alternative Financial Planning Associates (AFPA), a division of Alternative Investment Corporation of Boston.  He received a BA in Psychology from Suffolk University in Boston in 1975.

Each Fund will continue to pursue the same investment objective and strategies as was the case under the Previous Advisory Agreement.
The terms and conditions of the Interim Advisory Agreement are substantially identical to those of the Previous Advisory Agreement, and the Interim Advisory Agreement provides for the same advisory fee payable to Compass Capital by each Fund.  The foregoing notwithstanding, the Interim Advisory Agreement does differ from the Previous Advisory Agreement in that it provides for the following terms required of such agreements by Rule 15a-4 under the 1940 Act: (i) the advisory fee otherwise payable under the Interim Advisory Agreement is held in an interest-bearing escrow account to be paid to Compass Capital pending approval by shareholders of each Fund of a permanent investment advisory agreement for such Fund; (ii) the term of the Interim Advisory Agreement is the earlier of 150 days from the date of the agreement or the date that a new investment advisory agreement is approved by the shareholders of the Funds; and (iii) the Interim Advisory Agreement may be terminated by the Board on 10 days' written notice to Compass Capital.  If shareholders of a Fund do not approve a new investment advisory agreement within 150 days from the date of the Interim Advisory Agreement, Compass Capital will be paid the lesser of the costs incurred in performing services for such Fund under the Interim Advisory Agreement or the total amount in the escrow account, including interest earned.
The Board will call a shareholder meeting at which shareholders will be asked to approve an investment advisory agreement with Compass Capital.  Investors should anticipate receiving a proxy statement soliciting their approval of a new investment advisory agreement in the near future.  If shareholders of a Fund do not approve a permanent investment advisory agreement within the 150-day period specified under Rule 15a-4 of the 1940 Act, the Board will take such action as it deems necessary and in the best interests of such Fund and its shareholders.

Investors Should Retain This Supplement for Future Reference